INVESTMENTS (Details) ₩ in Thousands, $ in Thousands	1 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 KRW (₩) shares	Jun. 30, 2019 USD ($)	Jun. 30, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments	$ 2,130	$ 2,128				$ 2,130
Maturity term of guaranty						3 years
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments	$ 330	303				$ 330
Profit (loss) from investment		(14)		$ 45
Freezone I-SEC Korea Inc. [Member] | Korea (South), Won
Investments in and Advances to Affiliates [Line Items]
Investments | ₩							₩ 363,640	₩ 381,332
Profit (loss) from investment | ₩			₩ (17,659)		₩ 50,073
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	23.30%					23.30%		23.30%
Investments	$ 1,750					$ 1,750
Price paid for shares	22
Price paid for debt	1,728
Income (loss) from investments		$ (75)
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		3.80%					3.80%
Carrying value	0	$ 0				0
Market value	$ 10	$ 48				$ 10
Entity Owned [Member] | Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		50.00%					50.00%		50.00%
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased | shares		198,311	198,311